MANDATORY COMMON EXCHANGE TRUST





Semiannual Report
June 30, 1999







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

MANDATORY COMMON EXCHANGE TRUST

Summary Information
--------------------------------------------------------------------------------

Each of the Trust Issued Mandatory Exchange Securities ("TIMES") issued by the Mandatory Common Exchange Trust represents the right to receive an annual distribution of $3.543, and will be exchanged on August 15, 2000 (the "Exchange Date") for between 0.8475 and 1.0 shares of common stock, $0.01 par value ("Common Stock"), of FIRSTPLUS Financial Group, Inc. (the "Company"), or an equivalent value in cash. The TIMES are designed to provide investors with a higher yield than the dividend yield paid on the Common Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the Common Stock above a threshold appreciation price. The TIMES are not subject to early redemption.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through August 15, 2000, and a forward purchase contract with a shareholder of the Company (the "Seller"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of TIMES with a quarterly distribution of $0.886 per TIMES, payable quarterly on each February 15, May 15, August 15 and November 15, through August 15, 2000, and, on August 15, 2000, a number of shares of Common Stock per TIMES equal to the Exchange Rate (determined as described below) or the cash equivalent. If the Reference Market Price (as defined below) on the Exchange Date is less than $57.67 but equal to or greater than $48.875, the Exchange Rate is equal to a number (or fractional number) of shares of Common Stock per TIMES having a value (determined at the Reference Market Price) equal to $48.875; if the Reference Market Price on the Exchange Date is equal to or greater than $57.67, the Exchange Rate is 0.8475 shares of Common Stock per TIMES; and if the Reference market Price on the Exchange Date is less than $48.875, the Exchange Rate is 1.0 share of Common Stock per TIMES. The Exchange Rate is subject in each case to adjustment in certain events. The "Reference Market Price" means the average of the daily closing sale price (or, if no closing sale price is reported, the last reported sale price) of the Common Stock as reported by NASDAQ for the 20 trading days immediately prior to, but not including, the Exchange Date. In lieu of delivery of the Common Stock, the Seller may elect to pay cash on the Exchange Date in an amount equal to the Reference Market Price times the number of shares of the Common Stock determined under the above formula. If the Seller elects this option, holders of TIMES will receive cash instead of shares of Common Stock on the Exchange Date. If shares of Common Stock are distributed on the Exchange Date, holders will receive cash in lieu of any fractional share to which their aggregate holdings of TIMES otherwise would entitle them.

                         MANDATORY COMMON EXCHANGE TRUST


                                FINANCIAL REPORT


                                  JUNE 30, 1999


                                   (UNAUDITED)

                                    CONTENTS

--------------------------------------------------------------------------------
FINANCIAL STATEMENTS

     Statement of assets and liabilities                                      1

     Schedule of investments                                                  2

     Statement of operations                                                  3

     Statements of changes in net assets                                      4

     Notes to financial statements                                          5-7

     Financial highlights                                                     8

--------------------------------------------------------------------------------


MANDATORY COMMON EXCHANGE TRUST

STATEMENT OF ASSETS AND LIABILITIES
June 30, 1999
(Unaudited)
---------------------------------------------------------------------------------------------


ASSETS
     Investments, at value (amortized cost $92,986,361) (Notes 2, 4, and 8)     $   9,585,752
     Cash                                                                               5,338
                                                                                -------------
          Total Assets                                                          $   9,591,090
                                                                                -------------
LIABILITIES
     Accounts payable                                                                   1,148
                                                                                -------------
          Net Assets                                                            $   9,589,942
                                                                                =============


COMPOSITION OF NET ASSETS
     Trust Issued Mandatory Exchange Securities  ("TIMES"),
       no par value; 2,207,046 shares issued and outstanding (Note 9)           $  92,043,063
     Unrealized depreciation of investments                                       (83,400,609)
     Undistributed net investment income                                              947,488
                                                                                -------------
          Net Assets                                                            $   9,589,942
                                                                                =============

          Net Asset Value per TIMES                                             $        4.35
                                                                                =============





See Notes to Financial Statements.


MANDATORY COMMON EXCHANGE TRUST

SCHEDULE OF INVESTMENTS
June 30, 1999
(Unaudited)

                                                       Par          Maturity          Market         Amortized
Securities Description                                Value           Date            Value             Cost
--------------------------------------------------------------------------------------------------------------

UNITED STATES GOVERNMENT
SECURITIES:

United States Treasury Strips                     $ 1,956,000        08/15/99     $ 1,944,733     $  1,941,531
United States Treasury Strips                       1,956,000        11/15/99       1,921,242        1,912,605
United States Treasury Strips                       1,956,000        02/15/00       1,896,499        1,883,933
United States Treasury Strips                       1,956,000        05/15/00       1,871,305        1,856,484
United States Treasury Strips                       1,956,000        08/15/00       1,843,276        1,827,726
                                                  -----------                     -----------     ------------

                                                  $ 9,780,000                       9,477,055        9,422,279
                                                  ===========

FORWARD PURCHASE CONTRACT:
FIRSTPLUS Financial Group, Inc.
  Common Stock Forward Purchase Agreement                            08/15/00         108,697       83,564,082
                                                                                  -----------     ------------

          Total                                                                   $ 9,585,752     $ 92,986,361
                                                                                  ===========     ============





See Notes to Financial Statements.


MANDATORY COMMON EXCHANGE TRUST

STATEMENT OF OPERATIONS
For the six months ended June 30, 1999
(Unaudited)
-------------------------------------------------------------------------------------------------------------

ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                            $     330,130

EXPENSES (Note 7):
     Administrative fees and expenses                                          $  18,712
     Legal fees                                                                    5,103
     Accounting fees                                                               4,083
     Insurance expense                                                             8,506
     Trustees fees (Note 5)                                                        6,124
     Other expenses                                                                4,253
                                                                               ---------

          Total fees and expenses                                                 46,781

EXPENSE REIMBURSEMENT (Note 7)                                                   (46,781)
                                                                               ---------

          Total expenses - net                                                                           ---
                                                                                                ------------

          Net investment income                                                                      330,130

          Net change in unrealized depreciation of investments                                    (2,857,845)
                                                                                                ------------

          Net decrease in net assets resulting from operations                                  $ (2,527,715)
                                                                                                ============







See Notes to Financial Statements.


MANDATORY COMMON EXCHANGE TRUST

STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended June 30, 1999 and the year ended December 31, 1998
(Unaudited)
                                                                      Six Months             Year Ended
                                                                     Ended June 30,         December 31,
                                                                         1999                   1998
--------------------------------------------------------------------------------------------------------

OPERATIONS
     Net investment income                                          $     330,130          $     963,569
     Net change in unrealized depreciation of investments              (2,857,845)           (68,741,409)
                                                                    -------------          -------------
          Net decrease in net assets from operations                   (2,527,715)           (67,777,840)
                                                                    -------------          -------------

DISTRIBUTIONS
     Net investment income                                               (334,745)              (338,336)
     Return of capital                                                 (3,576,141)            (7,483,435)
                                                                    -------------          -------------
          Net decrease in net assets from distributions                (3,910,886)            (7,821,771)
                                                                    -------------          -------------

          Total decrease in net assets for the
            period                                                     (6,438,601)           (75,599,611)

          Net assets, beginning of period                              16,028,543             91,628,154
                                                                    -------------          -------------

          Net assets, end of period                                 $   9,589,942          $  16,028,543
                                                                    =============          =============






See Notes to Financial Statements.

MANDATORY COMMON EXCHANGE TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 1. ORGANIZATION

Mandatory Common Exchange Trust ("Trust") was established on October 4, 1996 and is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1997, the Trust sold Trust Issued Mandatory Exchange Securities ("TIMES") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities and a forward purchase contract for shares of common stock of FIRSTPLUS Financial Group, Inc. ("FIRSTPLUS"), with an existing shareholder of FIRSTPLUS ("Seller"). The shares are deliverable pursuant to the contract on August 15, 2000 and the Trust will thereafter terminate.

Pursuant to the Administration Agreement between the Trust and The Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant  accounting  policies  followed by
the  Trust,  which  are  in  conformity  with  generally   accepted   accounting
principles.

   Valuation of Investments
   ------------------------

     The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated using the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from two independent broker-dealer firms unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contract and with terms comparable thereto.

   Investment Transactions
   -----------------------

     Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income is recorded as earned and consists of accrual of discount. Realized gains and losses are accounted for on the specific identification method.

   Use of Estimates
   ----------------

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

MANDATORY COMMON EXCHANGE TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 3. DISTRIBUTIONS

TIMES holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $3.543 per annum or $0.886 per quarter (except for the first distribution on November 15, 1997 which was $0.561).

NOTE 4. PURCHASES AND SALES OF INVESTMENTS

Maturities of U.S. Treasury Strips for the six months ended June 30, 1999 totaled $3,912,000 and maturities for the year ended December 31, 1998 totaled $7,824,000. There were no purchases or sales of such investments during either period.

NOTE 5. TRUSTEES FEES

Each of the three Trustees was paid a one-time, up front fee of $10,800 for his services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees ($36,000) are being expensed over the life of the Trust. As of June 30, 1999, the Trust had expensed $22,060 of such fees.

NOTE 6. INCOME TAXES

The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

As of June 30, 1999, net unrealized depreciation of investments aggregated $83,400,609, which consists of gross unrealized appreciation of $54,776 and gross unrealized depreciation of $83,455,385. The amortized cost of investment securities for Federal income tax purposes was $92,986,361 at June 30, 1999.

NOTE 7. EXPENSES

The estimated expenses to be incurred by the Trust in connection with the offering of the TIMES and its ongoing operations is $605,918. Of this amount, $330,918 represents offering expenses ($305,918) and organizational expenses ($25,000) incurred by the Trust. All of these expenses are being paid directly by the Seller and the sponsors of the Trust. The remaining amount of $275,000 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the sponsors of the Trust. Expenses incurred in excess of this amount will be paid by the Seller.

Cash received by the Administrator from the sponsors of the Trust of $275,000 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At June 30, 1999, $157,054 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

MANDATORY COMMON EXCHANGE TRUST

NOTES TO FINANCIAL STATEMENTS
(Unaudited)
--------------------------------------------------------------------------------

NOTE 8. FORWARD PURCHASE CONTRACT

On September 17, 1997, the Trust entered into a forward purchase contract with an existing stockholder of FIRSTPLUS (the "Seller") and paid to the Seller $83,564,082 in connection therewith. Pursuant to such contract, the Seller is obligated to deliver to the Trust a specified number of shares of common stock on August 15, 2000 (the "Exchange Date") so as to permit the holders of the TIMES to exchange on the Exchange Date each of their TIMES for between 0.8475 and 1.00 shares of common stock. See the Trust's original prospectus dated September 12, 1997 for the formula upon which such exchange will be determined.

The forward purchase contract held by the Trust at June 30, 1999 is as follows:

                                     Exchange          Cost of             Contract            Unrealized
                                       Date            Contract              Value            Depreciation
                                       ----            --------              -----            ------------

FIRSTPLUS Financial Group, Inc.
Common Stock Forward
  Purchase Agreement                  8/15/00       $  83,564,082       $      108,697       $  83,455,385
                                                    =============       ==============       =============

The Seller's obligation under the forward purchase contract is collateralized by shares of FIRSTPLUS common stock and U. S. Government Obligations, with an aggregate value at June 30, 1999 of $1,139,964, which are being held in custody of the Trust's Custodian, The Bank of New York.

NOTE 9. CAPITAL SHARE TRANSACTIONS

On September 10, 1997 two TIMES were sold to underwriters of the TIMES for $100,000 ($50,000 per TIMES). As a result of a stock split effected immediately prior to the public offering of the TIMES, these two TIMES were converted into 2046 TIMES. During the offering period, the Trust sold 2,205,000 TIMES to the public and received net proceeds of $104,230,376 ($107,769,375 less sales commission of $3,233,081 and offering costs of $305,918). As of June 30, 1999 there were 2,207,046 TIMES issued and outstanding with an aggregate cost, net of sales commissions and offering costs, and return of capital, of $92,043,063.

NOTE 10. BANKRUPTCY FILING

In March 1999, FIRSTPLUS Financial Group, Inc. filed for bankruptcy protection under Chapter 11. Such event may impact the ability of the Seller to perform under the terms of the existing forward purchase contract.

MANDATORY COMMON EXCHANGE TRUST

FINANCIAL HIGHLIGHTS
(Unaudited)
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance data is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                                     September 17, 1997
                                                   Six Months        Year Ended        (Commencement
                                                 Ended June 30,      December 31,    of Operations) to
                                                     1999                1998        December 31, 1997
                                                     ----                ----        -----------------

PER SHARE OPERATING PERFORMANCE FOR A TIMES
OUTSTANDING THROUGHOUT THE PERIOD

Investment income                                $     0.15          $     0.44          $     0.15
Expenses                                               0.00                0.00                0.00
                                                 ----------          ----------          ----------
Investment income - net                                0.15                0.44                0.15
Adjustment to capital (sales commissions and
offering expenses)                                     0.00                0.00               (1.61)
Distributions from income                             (0.15)              (0.15)              (0.01)
Return of capital                                     (1.62)              (3.40)              (0.55)
Unrealized loss on investments                        (1.29)             (31.15)              (5.34)
                                                 ----------          ----------          ----------
Net decrease in net asset value                       (2.91)             (34.26)              (7.36)

Beginning net asset value                              7.26               41.52               48.88
                                                 ----------          ----------          ----------
Ending net asset value                           $     4.35          $     7.26          $    41.52
                                                 ==========          ==========          ==========
Ending market value                              $     4.31          $     7.25          $    40.50
                                                 ==========          ==========          ==========

TOTAL INVESTMENT RETURN BASED ON MARKET VALUE        (19.74) %           (78.48) %           (16.10) %

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets:
     Before reimbursement (1)                          0.74  %             0.15  %             0.10  %
     After reimbursement (1)                           0.00  %             0.00  %             0.00  %
Ratio of net investments income to
  average net assets:
     Before reimbursement (1)                          4.46  %             1.33  %             1.08  %
     After reimbursement (1)                           5.20  %             1.48  %             1.18  %

Net assets, end of period (in thousands)         $    9,590          $   16,029          $   91,628

----------
  (1) Annualized